Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property and equipment, net consists of the following:

	December 31, 2014	December 31, 2013
(In thousands)
Solar generation facilities	$2,220,401	$163,698
Construction in progress - solar generation facilities	384,583	228,749
Capitalized leases - solar generation facilities	—	29,170
Property and equipment, gross	2,604,984	421,617
Less accumulated depreciation - solar generation facilities	(50,080)	(9,956)
Less accumulated depreciation - capitalized leases - solar generation facilities	—	(4,305)
Property and equipment, net	$2,554,904	$407,356